Derivative Financial Instruments - Notional Amounts and Credit Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments, exposure
Cash and securities posted under collateral arrangements associated with derivative credit support agreements and Futures Commission Merchant agreements	$ 536.9	$ 730.6
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	474.2	613.0
Collateral and initial margin posted supporting derivatives with credit-risk-related contingent features that were in a liability position	536.9	730.6
Additional collateral required to be posted if derivative credit-risk-related contingent features were triggered	93.0
Cash collateral received associated with derivative credit support annex agreements and Futures Commission Merchant agreements	97.0	142.6
Notional amount	97,023.1	87,728.3
Gross credit exposure	263.1	266.2
Less: collateral received	107.1	158.8
Net credit exposure	156.0	107.4
Interest rate swaps
Derivative Financial Instruments, exposure
Cash exchanged under contract	0.0
Principal payments made under contract	0.0
Notional amount	57,766.6	52,249.9
Gross credit exposure	42.9	64.2
Interest rate options
Derivative Financial Instruments, exposure
Notional amount	4,498.4	4,418.9
Gross credit exposure	37.0	41.7
Interest rate forwards
Derivative Financial Instruments, exposure
Notional amount	1,990.8	2,527.5
Gross credit exposure	4.2	0.1
Interest rate futures
Derivative Financial Instruments, exposure
Notional amount	1,174.5	877.5
Currency swaps
Derivative Financial Instruments, exposure
Notional amount	1,888.5	1,389.8
Gross credit exposure	89.8	139.2
Currency forwards
Derivative Financial Instruments, exposure
Notional amount	54.2	32.0
Gross credit exposure	0.7	0.9
Equity options
Derivative Financial Instruments, exposure
Notional amount	2,331.3	2,049.3
Gross credit exposure	83.8	16.5
Equity futures
Derivative Financial Instruments, exposure
Notional amount	559.6	574.1
Credit default swaps
Derivative Financial Instruments, exposure
Notional amount	305.0	400.0
Gross credit exposure	4.7	3.6
Embedded derivative financial instruments
Derivative Financial Instruments, exposure
Notional amount	$ 26,454.2	$ 23,209.3